Property and Equipment	9 Months Ended
Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment
4.	Property and Equipment
  The Company purchased some office equipment in September 2014 for $3,555. The Company recorded depreciation expense of $315 for the nine months ended September 30, 2014.